Events after the reporting period	12 Months Ended
Dec. 31, 2021
Events After Reporting Period
Events after the reporting period

5.35	Events after the reporting period

Valneva Scotland was awarded two grants worth up to £20 million (approximately €23.9 million) from Scottish Enterprise, Scotland’s national economic development agency, to support research and development relating to the manufacturing processes of Valneva’s COVID-19 vaccine candidate and Valneva’s other vaccine candidates. The funds under these grants will be received over three years, beginning in March 2022.

At year end, the Company assessed the inventory valuation taking into consideration the residual shelf life and production plan for 2022. This analysis resulted in a write-down of raw material for an amount of €23 million as at December 31, 2021. In 2022, one of the suppliers performed additional analysis and concluded in March 2022 on an extension of the shelf life. As a consequence, Valneva expects to use some of the material in the manufacturing process and will reverse a portion of the write-down. Since the extension of the shelf life was determined in 2022, the Company considers the developments after the reporting date as a non-adjusting subsequent event.